Loss Per Share (Details) - Schedule of basic loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic Loss Per Share Abstract
Loss attributable to Company’s owners (U.S. dollars in thousands)	$ (13,151)	$ (13,125)	$ (7,845)
The weighted average of the number of ordinary shares in issue (in thousands)	31,594,000	27,106,000	11,074,000
Basic loss per share (U.S. dollar)	$ (0.42)	$ (0.48)	$ (0.71)